Mandatory convertible debentures, Summary (FY) (Details) - Mandatory Convertible Debentures [Member] - Devvio Inc. [Member]			6 Months Ended	12 Months Ended
	Oct. 09, 2024 $ / shares shares	Jan. 12, 2024 USD ($) $ / shares	Jan. 31, 2025 USD ($)	Jul. 31, 2024 USD ($)	Jan. 12, 2024 $ / shares
Mandatory convertible debentures [Abstract]
Volume weighted average trading price period			30 days
Percentage of premium on 30-day VWAP of convertible debentures	20.00%
Warrants expire term after conversion date			2 years
Estimated fair value of convertible debentures		$ 100,000		$ 100,000
Change in fair value recognized in other income			$ (70,500)	$ 27,500
Transaction costs			$ 7,545
Minimum [Member]
Mandatory convertible debentures [Abstract]
Conversion price (in dollars per share) | $ / shares	$ 1.03
De-SPAC transaction [Member]
Mandatory convertible debentures [Abstract]
Principal amount		$ 100,000
Convertible debt interest rate		15.00%
De-SPAC transaction period			270 days
Share purchase warrant (in shares) | shares	0.50
SVS [Member] | De-SPAC transaction [Member]
Mandatory convertible debentures [Abstract]
Number of shares issued upon conversion of convertible units (in shares) | shares	1
SVS [Member] | De-SPAC transaction [Member] | Minimum [Member]
Mandatory convertible debentures [Abstract]
Conversion price (in dollars per share) | (per share)		$ 7.65			$ 1.03
DevvStream Holdings, Inc. [Member]
Mandatory convertible debentures [Abstract]
Volume weighted average trading price period				30 days
Percentage of premium on 30-day VWAP of convertible debentures	20.00%
Warrants expire term after conversion date				2 years
Estimated fair value of convertible debentures		$ 100,000		$ 100,000
Change in fair value recognized in other income				27,500
Transaction costs				$ 7,545
DevvStream Holdings, Inc. [Member] | Minimum [Member]
Mandatory convertible debentures [Abstract]
Conversion price (in dollars per share) | $ / shares	$ 1.03
DevvStream Holdings, Inc. [Member] | De-SPAC transaction [Member]
Mandatory convertible debentures [Abstract]
Principal amount		$ 100,000
Convertible debt interest rate		15.00%
De-SPAC transaction period				270 days
Share purchase warrant (in shares) | shares	0.50
DevvStream Holdings, Inc. [Member] | SVS [Member] | De-SPAC transaction [Member]
Mandatory convertible debentures [Abstract]
Number of shares issued upon conversion of convertible units (in shares) | shares	1
DevvStream Holdings, Inc. [Member] | SVS [Member] | De-SPAC transaction [Member] | Minimum [Member]
Mandatory convertible debentures [Abstract]
Conversion price (in dollars per share) | (per share)		$ 7.65			$ 1.03